Exceptional items - Additional Information (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Line Items]
Investigation of strategic opportunities and other items		€ 0.0	€ 0.0	€ 18.8
Restructuring activities charges		3.6	(1.2)	(14.0)
Integration costs		3.5	10.4	15.1
Costs related to transactions		0.0	0.0	3.2
Long-term incentive scheme		1.6	0.0	0.0
Income (charge) related to legacy matters		9.2	3.8	5.6
Settlement Of Legacy Sales Tax Matters				3.9
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Release of Provision	€ 17.8	44.0	0.0
Gain from reassessment of sales tax provision			0.7	4.2
Gain from reassessment of interest on sales tax provision				1.2
Gain on legacy pension plan				2.8
Gain on disposal of non-operational factory				1.3
Tax impact of exceptional items		3.1	3.2	13.8
Cash flows used relating to exceptional items		15.9	43.4	99.5
Goodfella's Pizza and Aunt Bessie's Integration Related Costs		12.5	8.3	0.0
Factory Optimization		€ 5.7	1.6	€ 0.0
La Cocinera [Member]
Analysis Of Income And Expense [Line Items]
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Release of Provision			€ 2.7